Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies [Abstract]
Summary of Future Payments of Commitments	These items exclude amounts recorded in the Consolidated Balance Sheets.

As at December 31, 2019	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,005	959	1,026	1,456	1,381	15,672	21,499
Real Estate (2) (3)	35	36	38	39	42	662	852
Other Long-Term Commitments	104	44	36	34	28	108	354
Total Payments (4)	1,144	1,039	1,100	1,529	1,451	16,442	22,705

As at December 31, 2018	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,040	1,104	1,335	1,491	1,562	16,809	23,341
Real Estate (2) (3)	104	73	78	74	77	1,425	1,831
Capital Commitments	21	2	1	-	-	-	24
Other Long-Term Commitments	148	81	45	37	32	147	490
Total Payments (4)	1,313	1,260	1,459	1,602	1,671	18,381	25,686
(1)	Includes transportation commitments of $13 billion (2018 – $14 billion) that are subject to regulatory approval or have been approved, but are not yet in service.
(2)

Relates to the non-lease components of lease liabilities consisting of operating costs and unreserved parking for office space in 2019. Includes both the lease and non-lease component of the Company’s real estate contracts for 2018.

(3)	Excludes committed payments for which a provision has been provided.
(4)	Contracts undertaken on behalf of WRB are reflected at Cenovus’s 50 percent interest.